LEASE	12 Months Ended
Mar. 31, 2024
Lease
LEASE

NOTE 12 - LEASE

On May 26, 2021, the Company entered into a sublease for a new office space in Texas, on two floors. The lease commenced on August 1, 2021 for a monthly rent of $7,000, and will terminate on October 31, 2025, for one of the spaces, and commence in the second half of 2022 for monthly rent of $1,727, and terminate on October 31, 2025, for the second space. On June 2, 2021, the Company paid a deposit of $52,362 which shall be applied to the last six months of the sublease term, and $17,454 security deposit, which is included in Prepaid expenses on the accompanying consolidated balance sheet. The Company assessed its new office lease as an operating lease.

At inception, on August 1, 2021, the ROU and lease liability was calculated as approximately $316,000, based on the net present value of the future lease payments over the term of the lease. When available, the Company uses the rate implicit in the lease discount payments as the incremental borrowing rate to calculate the net present value; however, the rate implicit in the lease is not readily determinable for their corporate office lease. In this case, the Company estimated its incremental borrowing rate of 5.75% as the interest rate it could have incurred to borrow an amount equal to the lease payments in a similar economic environment on a collateralized basis over a term similar to the lease term . The Company estimated its rate based on observable risk-free interest rate and credit spreads for commercial debt of a similar duration as to what rate would have been effective for the Company.

On December 31, 2023, the Company moved to a new office space in Texas, and the sublease in effect was terminated. At the termination of the original lease, the existing ROU of approximately $153,000 and lease liability of approximately $175,000 was removed, with a gain of approximately $22,000 recognized in the year ended March 31, 2023, in the accompanying Consolidated Statement of Operations.

On December 20, 2023, the Company entered into a sublease for a new office space in Texas, with a commencement date of January 1, 2024, which will terminate on March 31, 2027. The monthly rates are $2,063 for April 1, 2024 through March 31, 2025, $2,192 for the second year of April 1, 2025 through March 31, 2026 and $2,320 for the final year. On December 19, 2023, the Company paid a $2,063 security deposit, which is included in Prepaid expenses on the accompanying consolidated balance sheet. The Company assessed its new office lease as an operating lease.

At inception, as of January 1, 2024, the ROU and lease liability was calculated as approximately $61,000, based on the net present value of the future lease payments over the term of the lease. When available, the Company uses the rate implicit in the lease discount payments as the incremental borrowing rate to calculate the net present value; however, the rate implicit in the lease is not readily determinable for their corporate office lease. In this case, the Company estimated its incremental borrowing rate of 14.5% as the interest rate it could have incurred to borrow an amount equal to the lease payments in a similar economic environment on a collateralized basis over a term similar to the lease term. The Company estimated its rate based on observable risk-free interest rate and credit spreads for commercial debt of a similar duration as to what rate would have been effective for the Company.

On September 8, 2021, the Company entered into an equipment lease agreement for VOIP phone equipment. The lease term is for sixty months, with a monthly lease payment of approximately $300. The Company assessed the equipment lease as an operating lease. The Company determined the Right of Use asset and Lease liability values at inception as approximately $17,000 calculated at the present value of all future lease payments for the lease term, using an incremental borrowing rate of 5.75%.

The following is a schedule of maturities of lease liabilities as of March 31, 2024:

2025	$28,496
2026	30,043
2027	31,590
Total future minimum lease payments	90,129
Less: imputed interest	18,244
Total	$71,885